Description of Business and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2021
BETTER THERAPEUTICS OPCO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Business and Summary of Significant Accounting Policies
1. Description of Business and Summary of Significant Accounting Policies
Description of Business
Better Therapeutics, Inc. (“we”, “us”, “the Company”, or “Better”), has developed a platform of software-based, Prescription Digital Therapeutics (PDTs) for treating diabetes, heart disease, and other cardiometabolic conditions. Our PDTs deliver a novel form of cognitive behavioral therapy that enables changes in neural pathways of the brain so that lasting changes in behavior become possible. Addressing the underlying causes of these diseases has the potential to dramatically improve patient health and lower healthcare costs. Our current clinical development candidates are intended to treat cardiometabolic diseases, including type 2 diabetes, hypertension, hyperlipidemia, non-alcoholic
fatty liver disease (NAFLD),
non-alcoholic
steatohepatitis (NASH) and chronic kidney disease (CKD). Our headquarters are in San Francisco, California.
Basis of Presentation
The financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Amounts are presented in thousands except share and per share information. Certain information and disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments consisting of normal recurring accruals considered necessary for fair presentation have been included. Operating results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected for the year ended December 31, 2021. Accordingly, these interim financial statements should be read in conjunction with the audited financial statements and accompanying notes for the years ended December 31, 2020 and 2019.
Emerging Growth Company Status
We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued after the enactment of the JOBS Act until such time as those standards apply to private companies. The JOBS Act provides that an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this extended transition period and, as a result, we do not adopt new or revised accounting standards on the relevant dates on which adoption of such standards is required for other public companies until required by private company accounting standards.
Liquidity
The Company is in the development stage and our activities have consisted principally of raising capital and performing research and development. Since inception we have incurred significant losses from operations. As of September 30, 2021, we had cash of $3,232 and an accumulated deficit of $57,849. We incurred a net loss of $ 26,441 and used $14,967 of cash in operating activities during the nine months ended September 30, 2021. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.
In October 2021 we raised $59 million in funding upon the completion of the merger with Mountain Crest Acquisition Corp. II (See Note 10) and borrowed $10 million on our secured term loan agreement (See Note 2).

Significant Risks and Uncertainties
The Company is subject to those risks common in its industry and also those risks common to early-stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products, technological obsolescence, competition, dependence on key personnel, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.
At this time, there is significant uncertainty relating to the
COVID-19
pandemic and the impact of related responses. Any impact of
COVID-19
on our business, results of operations and financial condition will largely depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the geographic spread of the disease, the duration of the pandemic, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions, the ultimate impact on financial markets and the global economy, and the effectiveness of actions taken in the United States and other countries to contain and treat the disease.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the financial statements, as well as the reported amounts of revenue and expenses during the periods presented. The estimates and assumptions used in the accompanying financial statements are based upon management’s evaluation of the relevant facts and circumstances. Such estimates, judgments, and assumptions include estimated costs for capitalized internal-use
software, fair values of stock-based awards, valuation allowance for deferred tax assets, fair value of SAFEs and useful lives for property and equipment. Actual results could be different from these estimates. To the extent there are material differences between these estimates, judgments, or assumptions and actual results, our financial statements will be affected.
Net Loss Per Share Attributable to Common Stockholders
Basic and diluted net loss per share attributable to common unit / stockholders is presented in conformity with the two-class
method required for participating securities. Under the
two-class
method, the net loss attributable to common unit / stockholders is not allocated to the preferred units / stock as the holders of our convertible preferred units / stock did not have a contractual obligation to share in our losses. Under the two-class
method, net loss is attributed to common unit / stockholders and participating securities based on their participation rights.
Basic net loss per share attributable to common unit / stockholders is computed by dividing the net loss attributable to common unit / stockholders by the weighted-average number of shares of common units / stock outstanding during the period. Cumulative dividends attributable to participating securities are subtracted from net loss in determining net loss attributable to common unit / stockholders. As we have reported net losses for all periods presented, all potentially dilutive securities are antidilutive and, accordingly, basic net loss per share equals diluted net loss per share.